FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
FAIR VALUE MEASUREMENTS
Summary of activity within Level 3 of the fair value hierarchy, our liabilities carried at fair value

(in thousands)	Derivative Liability
Balance at January 1,2026	$—
Fair value of the derivative liabilities	(1,460)
Total change in the liability included in earnings	(3,391)
Reclass from liability to equity	4,851
Balance at June 30, 2026	$—

Summary of fair value of the derivative liability determined by using an option pricing model assumptions

	June 22	May 13	March 30	March 18
	2026	2026	2026	2026
Expected term (years)	2.99	2.50	3.00	0.50
Risk-free interest rate	4.16%	3.99%	3.78%	3.67%
Expected volatility	50.0%	50.0%	50.0%	50.0%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

	June 22	March 30
	2026	2026
Expected term (years)	10.00	10.00
Risk-free interest rate	4.41%	4.26%
Expected volatility	50.0%	50.0%
Expected dividend yield	0.0%	0.0%

Summary of the changes in fair value of derivative asset measured on a recurring basis

Convertible Note
(in thousands)	Receivable
Balance at January 1,2026	$—
Initial recognition of notes receivable	6,500
Change in fair value recognized in earnings	(287)
Balance at June 30, 2026	$6,213

Summary of financial assets and liabilities that have been measured at fair value and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value

	Quoted Prices	Significant Other	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs	June 30,
	(Level 1)	(Level 2)	(Level 3)	2026
Description
Notes Receivable:
Ferrox notes receivable	$—	$—	$6,213	$6,213
Total	$—	$—	$6,213	$6,213